REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees
of Calamos Aksia Alternative Credit and
Income Fund
In planning and performing our audit of the
financial statements of Calamos Aksia
Alternative Credit and Income Fund (the
Fund) as of and for the period from June 8,
2023 (commencement of operations)
through March 31, 2024, in accordance with
the standards of the Public Company
Accounting Oversight Board (United States)
(PCAOB), we considered the Funds internal
control over financial reporting, including
controls over safeguarding securities, as a
basis for designing our auditing procedures
for the purpose of expressing our opinion
on the financial statements and to comply
with the requirements of Form N-CEN, but
not for the purpose of expressing an
opinion on the effectiveness of the Funds
internal control over financial reporting.
Accordingly, we express no such opinion.
The management of the Fund is responsible
for establishing and maintaining effective
internal control over financial reporting.  In
fulfilling this responsibility, estimates and
judgments by management are required to
assess the expected benefits and related
costs of controls.  A funds internal control
over financial reporting is a process
designed to provide reasonable assurance
regarding the reliability of financial
reporting and the preparation of financial
statements for external purposes in
accordance with generally accepted
accounting principles (GAAP).  A funds
internal control over financial reporting
includes those policies and procedures that
(1) pertain to the maintenance of records
that, in reasonable detail, accurately and
fairly reflect the transactions and
dispositions of the assets of the fund; (2)
provide reasonable assurance that
transactions are recorded as necessary to
permit preparation of financial statements
in accordance with GAAP, and that receipts
and expenditures of the fund are being
made only in accordance with
authorizations of management and trustees
of the fund; and (3) provide reasonable
assurance regarding prevention or timely
detection of unauthorized acquisition, use
or disposition of a funds assets that could
have a material effect on the financial
statements.
Because of its inherent limitations, internal
control over financial reporting may not
prevent or detect misstatements.  Also,
projections of any evaluation of
effectiveness to future periods are subject
to the risk that controls may become
inadequate because of changes in
conditions, or that the degree of
compliance with the policies or procedures
may deteriorate.
A deficiency in internal control over
financial reporting exists when the design
or operation of a control does not allow
management or employees, in the normal
course of performing their assigned
functions, to prevent or detect
misstatements on a timely basis.  A material
weakness is a deficiency, or combination of
deficiencies, in internal control over
financial reporting, such that there is a
reasonable possibility that a material
misstatement of the Funds annual or
interim financial statements will not be
prevented or detected on a timely basis.
Our consideration of the Funds internal
control over financial reporting was for the
limited purpose described in the first
paragraph and would not necessarily
disclose all deficiencies in internal control
that might be material weaknesses under
standards established by the PCAOB.
However, we noted no deficiencies in the
Funds internal control over financial
reporting and its operation, including
controls over safeguarding securities, that
we consider to be a material weakness as
defined above as of March 31, 2024.
This report is intended solely for the
information and use of management and
the Board of Trustees of the Fund and the
Securities and Exchange Commission and is
not intended to be and should not be used
by anyone other than these specified
parties.
/s/ COHEN & COMPANY, LTD.
Chicago, Illinois
May 29, 2024